Derivative Instruments and Hedging Activities (Outstanding Derivative Notionals and Terms by Type) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative Liability, Noncurrent	$ 306,000,000	$ 301,000,000
Derivative Asset, Noncurrent	374,000,000	$ 148,000,000
Derivative, notional amount	1,300,000,000
Libor and Euribor [Member] | Interest Rate Contract
Derivative [Line Items]
Derivative, notional amount	6,040,000,000
Unidad de Fomento (funds code) | Cross Currency Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, notional amount	293,000,000
Argentina, Pesos | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative, notional amount	5,000,000
Chilean Peso CLP [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative, notional amount	167,000,000
Colombian Peso COP [Member] | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative, notional amount	57,000,000
Brazil, Brazil Real | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative, notional amount	32,000,000
Euro Member Countries, Euro | Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative, notional amount	198,000,000
Natural Gas and Natural Gas Liquids [Member]
Derivative [Line Items]
Commodity Contract Asset, Current	71,000,000
Energy [Domain]
Derivative [Line Items]
Commodity Contract Asset, Current	15,000,000
Coal [Member]
Derivative [Line Items]
Commodity Contract Asset, Current	$ 6,000,000